UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21195

O’Connor Fund of Funds: Long/Short Strategies LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                                   New York, NY  10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                 Chicago, Illinois  60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 525-6000

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

O’CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2013 to June 30, 2013

O’CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC

Financial Statements

(Unaudited)

Semi-Annual Report

Period from January 1, 2013 to June 30, 2013

O’Connor Fund of Funds: Long/Short Strategies LLC

Statement of Assets, Liabilities and Members’ Capital

(Unaudited)

June 30, 2013

ASSETS

Investments in Investment Funds, at fair value (cost $179,148,156)	$222,273,037
Cash	1,986,351
Advanced subscriptions in Investment Funds	12,000,000
Receivable from Investment Funds	6,369,298
Other assets	75,470

Total Assets	242,704,156

LIABILITIES

Withdrawals payable	15,634,868
Investment Management Fee payable	288,074
Professional fees payable	190,335
Management Fee payable	59,601
Administration fee payable	50,023
Custody fee payable	2,540
Other liabilities	102,222

Total Liabilities	16,327,663

Members’ Capital	$226,376,493

MEMBERS’ CAPITAL

Represented by:
Net capital contributions	$183,251,612
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	43,124,881

Members’ Capital	$226,376,493

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Long/Short Strategies LLC

Statement of Operations

(Unaudited)

Period from January 1, 2013 to June 30, 2013

INVESTMENT INCOME

Interest	$9

Total Investment Income	9

EXPENSES

Investment Management Fee	1,732,676
Management Fee	358,485
Professional fees	280,347
Administration fee	156,974
Loan commitment fees	73,257
Directors’ fees	34,500
Custody fee	5,560
Printing, insurance and other expenses	103,443

Total Expenses	2,745,242

Net Investment Loss	(2,745,233)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds	5,880,582
Net change in unrealized appreciation/depreciation on investments in Investment Funds	12,864,306

Net Realized and Unrealized Gain/(Loss) from Investments	18,744,888

Net Increase in Members’ Capital Derived from Operations	$15,999,655

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Long/Short Strategies LLC

Statements of Changes in Members’ Capital

Year Ended December 31, 2012 and Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Adviser	Members	Total

Members’ Capital at January 1, 2012	$49,460	$326,157,419	$326,206,879

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(417)	(6,719,498)	(6,719,915)
Net realized gain/(loss) from investments in Investment Funds	3,312	17,947,915	17,951,227
Net change in unrealized appreciation/depreciation on investments in Investment Funds	2,118	12,857,031	12,859,149

Net Increase in Members’ Capital Derived from Operations	5,013	24,085,448	24,090,461

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	1,358,960	1,358,960
Members’ withdrawals	–	(114,014,119)	(114,014,119)

Net Decrease in Members’ Capital Derived from Capital Transactions	–	(112,655,159)	(112,655,159)

Members’ Capital at December 31, 2012	$54,473	$237,587,708	$ 237,642,181

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
Net investment loss	(154)	(2,745,079)	(2,745,233)
Net realized gain/(loss) from investments in Investment Funds	1,387	5,879,195	5,880,582
Net change in unrealized appreciation/depreciation on investments in Investment Funds	2,974	12,861,332	12,864,306

Net Increase in Members’ Capital Derived from Operations	4,207	15,995,448	15,999,655

MEMBERS’ CAPITAL TRANSACTIONS
Members’ subscriptions	–	1,936,584	1,936,584
Members’ withdrawals	–	(29,201,927)	(29,201,927)

Net Decrease in Members’ Capital Derived from Capital Transactions	–	(27,265,343)	(27,265,343)

Members’ Capital at June 30, 2013	$58,680	$226,317,813	$226,376,493

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Long/Short Strategies LLC

Statement of Cash Flows

(Unaudited)

Period from January 1, 2013 to June 30, 2013

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members’ capital derived from operations	$15,999,655
Adjustments to reconcile net increase in members’ capital derived from operations to net cash provided by operating activities:
Proceeds from disposition of investments in Investment Funds	28,226,640
Net realized (gain)/loss from investments in Investment Funds	(5,880,582)
Net change in unrealized appreciation/depreciation on investments in Investment Funds	(12,864,306)
Changes in assets and liabilities:
(Increase) decrease in assets:
Advanced subscriptions in Investment Funds	(12,000,000)
Receivable from Investment Funds	11,332,722
Other assets	(53,172)
Increase (decrease) in liabilities:
Administration fee payable	(1,461)
Custody fee payable	700
Investment Management Fee payable	(35,933)
Management Fee payable	(7,435)
Professional fees payable	(152,911)
Other liabilities	(3,389)

Net cash provided by operating activities	24,560,528

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members’ subscriptions	1,936,584
Payments on Members’ withdrawals, including change in withdrawals payable	(48,303,449)

Net cash used in financing activities	(46,366,865)

Net decrease in cash	(21,806,337)
Cash-beginning of period	23,792,688

Cash-end of period	$1,986,351

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Long/Short Strategies LLC

Financial Highlights

June 30, 2013

The following represents the ratios to average members’ capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated. An individual Member’s ratios and returns may vary from the below based on the timing of capital transactions.

	Period from January 1, 2013 to June 30,
	2013		Years Ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008

Ratio of net investment loss to average members’ capital [a,b]	(2.28%) [c]	(2.22%)	(2.08%)	(2.01%)	(1.96%)	(1.94%)

Ratio of gross expenses to average members’ capital [a,b]	2.28% [c]	2.22%	2.10%	2.02%	1.97%	2.00%

Ratio of net expenses to average members’ capital [a,b]	2.28% [c]	2.22%	2.09%	2.02%	1.97%	2.00%

Portfolio turnover rate	0.00%	17.67%	34.25%	17.80%	21.46%	36.36%

Total return [d]	6.80%	8.56%	(4.50%)	4.90%	12.70%	(23.14%)

Members’ capital at end of period (including the Adviser)	$226,376,493	$237,642,181	$326,206,879	$496,552,818	$570,851,841	$658,843,363

a	The average members’ capital used in the above ratios is calculated using pre-tender members’ capital, excluding the Adviser.

b

Ratios of net investment loss and gross/net expenses to average members’ capital do not include the impact of expenses and incentive allocations or incentive fees incurred by the underlying Investment Funds.

c	Annualized

d

The total return is based on the change in value during the period of a theoretical investment made at the beginning of the period. The change in value of a theoretical investment is measured by comparing the aggregate ending value, adjusted for cash flows related to capital contributions or withdrawals during the period. Total return for periods less than a full year are not annualized.

The accompanying notes are an integral part of these financial statements.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements

(Unaudited)

June 30, 2013

1.	Organization

O’Connor Fund of Funds: Long/Short Strategies LLC (the “Fund”) was organized as a limited liability company under the laws of Delaware on August 13, 2001 and commenced operations on February 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund’s investment objective is to seek capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the “Investment Funds”), in which the Fund invests as a limited partner, member or shareholder along with other investors.

The Fund’s Board of Directors (the “Directors”) have overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.

The Directors have engaged UBS Alternative and Quantitative Investments LLC (“UBS A&Q”, the “Adviser” and, when providing services under the Administration Agreement, the “Administrator”), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. The Adviser is a wholly owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the “Members”). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor’s initial capital contribution.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies

a.	Portfolio Valuation

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles (“GAAP”), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Fund uses net asset value (“NAV”) as its measure of fair value of an investment in an investee when (i) the Fund’s investment does not have a readily determinable fair value and (ii) the NAV of the investment fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair value measurement of the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain restrictions at the measurement date. The three levels of the fair value hierarchy are as follow:

Level 1—	quoted prices in active markets for identical investments
Level 2—	fair value of investments in Investment Funds with the ability to redeem within one quarter from the measurement date
Level 3—	fair value of investments in Investment Funds that do not have the ability to redeem within one quarter from the measurement date

The Fund recognizes transfers into and out of the levels indicated above and transfers between an Investment Fund’s liquid holdings and side pocket holdings at the end of the reporting period. All transfers into and out of Level 3 can be found in the Level 3 reconciliation table within the Schedule of Portfolio Investments.

GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosures for each class of assets and liabilities requires greater disaggregation than the Fund’s line items in the Statement of Assets, Liabilities and Members’ Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Levels 1, 2, and 3).

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

The following is a summary of the investment strategies and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of June 30, 2013. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of June 30, 2013. The Fund used the following categories to classify its Investment Funds.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy, including 51 percent with investor level gates, are generally subject to 30 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The other category contains investment approaches that are outside of the mainstream hedge fund strategies (credit, equity hedged, relative value and trading). The category includes other strategies, such as certain private equity and real estate dealings, as well as niche investment approaches including asset-backed lending, insurance-linked securities, direct private lending, factoring, infrastructure investing, viatical/structured settlements, natural resources and weather derivatives. The Investment Funds within this strategy are liquidating trusts where the liquidation of assets is uncertain.

The Investment Fund in the relative value strategy, a broad category, generally encompasses strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Fund in this strategy typically uses arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Fund frequently focuses on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. The Investment Fund within this strategy is generally subject to a 60 day redemption notice period and is available to be redeemed in accordance with its offering documents, including an investor level gate, as of the measurement date.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The Investment Fund in the trading strategy is generally top-down in nature and often driven by econometric and macroeconomic research. These strategies may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. The Investment Fund within this strategy is generally subject to a 60 day redemption notice period and is available to be redeemed in accordance with its offering documents, as of the measurement date.

A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Adviser utilizes procedures pursuant to Accounting Standards Codification (“ASC”) 820, Fair Value Measurements (“Topic 820”) in which the Fund values its investments in Investment Funds at fair value. Fair value is generally determined utilizing NAVs supplied by, or on behalf of, the Investment Funds’ investment managers, which are net of management and incentive fees charged by the Investment Funds. NAVs received by, or on behalf of, the Investment Funds’ investment managers are based on the fair value of the Investment Funds’ underlying investments in accordance with the policies established by the Investment Funds. Because of the inherent uncertainty of valuation, the value of the Fund’s investments in the Investment Funds may differ significantly from the value that would have been used had a ready market been available. See Schedule of Portfolio Investments for further information.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown, on an aggregate basis, whether the Investment Funds held any investments whereby the Fund’s proportionate share exceeded 5% of the Fund’s members’ capital at June 30, 2013.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

a.	Portfolio Valuation (continued)

The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members’ Capital.

b.	Investment Transactions and Income Recognition

The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

c.	Fund Expenses

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; interest expense; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

d.	Income Taxes

The Fund has reclassified $2,745,233 and $5,880,582 from accumulated net investment loss and accumulated net realized gain from investments in Investment Funds, respectively, to net capital contributions during the six month period ended June 30, 2013. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund’s Members as of June 30, 2013 and had no effect on members’ capital.

The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund’s tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six month period ended June 30, 2013, the Fund did not incur any interest or penalties.

Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

2.	Significant Accounting Policies (continued)

e.	Cash

Cash consists of monies held at The Bank of New York Mellon (the “Custodian”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f.	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members’ capital from operations during the reporting period. Actual results could differ from those estimates. Because of the uncertainty of valuation, such estimates may differ significantly from values that would have been used had a ready market existed, and the differences could be material.

3.	Related Party Transactions

The Adviser provides investment advisory services to the Fund pursuant to an Investment Management Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the “Investment Management Fee”) at the annual rate of 1.45% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser.

The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the “Management Fee”) at an annual rate of 0.30% of the Fund’s members’ capital, excluding the capital account attributable to the Adviser and the Administrator. The Management Fee and the Investment Management Fee will be paid to the Adviser and Administrator out of the Fund’s assets and debited against the Members’ capital accounts, excluding the capital account attributable to the Adviser and Administrator. A portion of the Investment Management Fee and the Management Fee is paid by UBS A&Q to its affiliates.

UBS Financial Services Inc. (“UBS FSI”), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

3.	Related Party Transactions (continued)

The net increase or decrease in members’ capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Management Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

Each Director of the Fund receives an annual retainer of $8,250 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amount of $20,000. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with nine other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

Other investment partnerships sponsored by UBS AG or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.	Administration and Custody Fees

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as accounting and investor servicing agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. BNY Mellon receives a monthly fee primarily based upon (i) the average members’ capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members’ capital of the Fund and certain other investment funds sponsored or advised by UBS AG, UBS Americas, Inc. or their affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by BNY Mellon.

The Custodian has entered into a service agreement whereby it provides custodial services for the Fund.

5.	Loan Payable

Effective October 29, 2012, the Fund, along with other UBS sponsored funds, entered into a $160,000,000 committed, secured revolving line of credit with State Street Bank and Trust Company, expiring on October 28, 2013. The Fund is limited to $35,000,000 (the “Borrower Sublimit Amount”) of the secured revolving line of credit with a maximum borrowing limit of 15% of the Fund’s Members’ Capital. The interest rate on the borrowing is the higher of (a) 1.50% above the Overnight LIBOR Rate and (b) 1.50% above the Federal Funds Rate, in each case as in effect from time to time. There is a commitment fee payable by the Fund, calculated at 35 basis points per annum of the Borrower Sublimit Amount not utilized.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

5.	Loan Payable (continued)

For the six month period ended June 30, 2013, the Fund did not borrow under this secured revolving line of credit.

6.	Investments

As of June 30, 2013, the Fund had investments in Investment Funds, none of which were related parties.

There were no purchases of investments for the six month period ended June 30, 2013. Aggregate proceeds from sales of investments for the six month period ended June 30, 2013 amounted to $28,226,640.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2013 will not be finalized by the Fund until after the fiscal year end.

The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.50% to 2.50% (per annum) of net assets and incentive fees or allocations ranging from 20.00% to 30.00% of net profits earned. One or more Investment Funds have entered into a side pocket agreement. Detailed information about the Investment Funds’ portfolios is not available.

7.	Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the fair value of these investments.

8.	Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

O’Connor Fund of Funds: Long/Short Strategies LLC

Notes to Financial Statements (continued)

(Unaudited)

June 30, 2013

9.	Subsequent Events

As of June 30, 2013, the Fund had $15,634,868 of withdrawals payable. Subsequent to June 30, 2013, the Fund paid $13,064,220. The remaining amount payable of $2,570,648 is scheduled to be paid in accordance with the terms of the Fund’s quarterly tender offers.

O’Connor Fund of Funds: Long/Short Strategies LLC

Schedule of Portfolio Investments

(Unaudited)

June 30, 2013

Investment Fund	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (a)	First Available Redemption Date (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Equity Hedged

Atlas Institutional Fund, L.L.C.	$11,591,129	$12,398,439	5.48	5/1/2011	Quarterly
Bronson Point Partners L.P.	12,000,000	13,812,645	6.10	3/1/2012	Quarterly
Cadian Fund, L.P.	12,663,752	14,245,912	6.29	4/1/2011	Semi-Annual	(c)
Encompass Capital Fund L.P.	9,310,000	8,867,659	3.92	2/1/2012	Quarterly	(c)
Jericho Capital Partners, L.P.	15,159,292	19,808,181	8.75	6/1/2011	Quarterly
JHL Capital Group Fund, LLC	11,755,364	13,409,274	5.92	1/1/2011	Quarterly	(c)
Meditor European Hedge Fund (B) Limited	12,516,718	16,681,931	7.37	5/1/2006	Monthly
Newbrook Capital Partners L.P.	15,000,000	16,821,815	7.43	1/1/2012	Quarterly
Pelham Long/Short, L.P.	8,108,243	11,082,153	4.90	5/1/2010	Monthly
Soroban Fund, L.L.C.	15,268,752	22,658,866	10.01	4/1/2011	Quarterly	(c)
Southpoint Qualified Fund, L.P.	15,681,970	19,556,730	8.64	2/1/2008	Quarterly	(c)
Turiya Fund, L.P.	13,096,420	17,004,005	7.51	8/1/2011	Quarterly	(d)

Equity Hedged Subtotal	$152,151,640	$186,347,610	82.32%

Other

Steel Partners Japan Strategic Fund, L.P.	2,892,521	2,423,004	1.07	1/1/2006	N/A	(e)
Tiger Asia L Holdings, Ltd. SPV	483,382	2,762,583	1.22	3/1/2005	N/A	(e)

Other Subtotal	$3,375,903	$5,185,587	2.29%

Relative Value

Sensato Asia Pacific Fund, L.P.	12,000,000	14,472,471	6.39	1/1/2012	Monthly	(c)

Relative Value Subtotal	$12,000,000	$14,472,471	6.39%

Trading

Discovery Global Opportunity Partners, L.P.	11,620,613	16,267,369	7.19	11/1/2010	Semi-Annually

Trading Subtotal	$11,620,613	$16,267,369	7.19%

Total	$179,148,156	$222,273,037	98.19%

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed as of the measurement date and thereafter on the frequency noted in the Redemption Frequency column.
(c)	The Investment Fund is subject to an investor level gate of 25%.
(d)	The Investment Fund is subject to an investor level gate of 33%.
(e)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The preceding notes are an integral part of these financial statements.

O’Connor Fund of Funds: Long/Short Strategies LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

June 30, 2013

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical investments. Level 2 discloses the amount of investments where the Fund has the ability to redeem within one quarter from the June 30, 2013 measurement date, subject to further lockups and liquidity provisions. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem within one quarter from the June 30, 2013 measurement date. The Fund does not bifurcate an investment between Level 2 and Level 3 when there is an investor level gate; therefore if a portion of the investment is determined to be Level 3, the entire holding is classified as a Level 3 investment. Included in Level 3 as of June 30, 2013 is $25,352,572 which relates to the value of a portion of several investments that can be partially redeemed within one quarter of the measurement date. Further liquidity information is contained in the Schedule of Portfolio Investments. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

ASSETS TABLE
Description	Total Fair Value at June 30, 2013	Level 1	Level 2	Level 3
Equity Hedged	$186,347,610	$—	$90,605,164	$95,742,446
Other	5,185,587	—	—	5,185,587
Relative Value	14,472,471	—	—	14,472,471
Trading	16,267,369	—	—	16,267,369

Total Assets	$222,273,037	$—	$90,605,164	$131,667,873

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2012*	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013
Equity Hedged	$94,215,094	$5,011,729	$4,400,465	$–	$(7,884,842)	$–	$–	$95,742,446
Other	7,192,109	2,252,175	(1,528,872)	–	(2,729,825)	–	–	5,185,587
Relative Value	13,078,934	–	1,393,537	–	–	–	–	14,472,471
Trading	18,574,020	853,916	1,677,672	–	(4,838,239)	–	–	16,267,369
Total	$133,060,157	$8,117,820	$5,942,802	$–	$(15,452,906)	$–	$–	$131,667,873

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of June 30, 2013 is $11,186,465 and is included in net change in unrealized appreciation/depreciation on investments in Investment Funds on the Statement of Operations.

*	Balance as of December 31, 2012 was adjusted to reflect Level 3 investments where the Fund does not have the ability to redeem a portion of the investment within 90 days without paying a fee.

The preceding notes are an integral part of these financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM N-Q”)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	O’Connor Fund of Funds: Long/Short Strategies LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/5/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	9/5/2013

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	9/5/2013

*	Print the name and title of each signing officer under his or her signature.